SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES FOR MAJOR ASSET CATEGORIES PROPERTY AND EQUIPMENT, NET
Category	Estimated useful life
Computer equipment	3 years
Office furniture and fittings	5 years

SCHEDULE OF ESTIMATED USEFUL LIVES FOR MAJOR ASSET CATEGORIES OF INTANGIBLE ASSETS
Category	Estimated useful life
Information technology service system	5 years

SCHEDULE OF ABSOLUTE AMOUNTS AND PERCENTAGES OF TOTAL REVENUES

The following table sets forth a breakdown of our revenues, in absolute amounts and percentages of total revenues for the years ended December 31, 2023, 2024 and 2025:

	For the Years Ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$ (Note 2(e))%
Revenue from Products:
Contracts with Multiple Promises*:
- Sale of Hardware with IT Professional Services	58,250,642	41.2	70,398,140	38.7	66,224,103	8,490,270	26.4
- Sale of Software and IT Application products with IT Professional Services	52,958,769	37.5	79,469,485	43.7	32,730,302	4,196,192	13.0
- Sale of Hardware, Software and IT Application Products with IT Professional Services	5,095,674	3.6	-	-	7,993,333	1,024,786	3.2
- Sale of Software and IT Application Products with IT Professional Services and Maintenance and Support Services	-	-	-	-	12,932,244	1,657,980	5.1
- Sale of Software and IT Application Products with Maintenance and Support Services	17,239,574	12.2	22,112,152	12.2	114,489,700	14,678,166	45.6
Sale of Hardware Products	834,848	0.6	492,705	0.3	638,259	81,828	0.3
	134,379,507	95.1	172,472,482	94.9	235,007,941	30,129,222	93.5
Revenue from Services:
IT Professional Services	4,848,321	3.4	4,779,716	2.6	6,336,954	812,430	2.5
Maintenance and Support Services	2,144,530	1.5	4,577,928	2.5	9,871,754	1,265,610	3.9
	6,992,851	4.9	9,357,644	5.1	16,208,708	2,078,040	6.5
Total revenues	141,372,358	100	181,830,126	100	251,216,649	32,207,262	100

*	Revenue Recognition for Contracts with Non-Distinct Obligations

SCHEDULE OF DISAGGREGATED REVENUE FROM CONTRACT WITH CUSTOMERS

The following table summarizes disaggregated revenue from contracts with customers by timing of revenue:

	For the Years Ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$ (Note 2(e))%
Revenue recognized at point in time
Sale of Hardware Products	834,848	0.6	492,705	0.3	638,259	81,828	0.2
IT Professional Services	3,600,962	2.5	3,860,692	2.1	1,922,094	246,422	0.8
Contracts with Multiple Promises	133,544,659	94.5	171,979,777	94.6	234,369,682	30,047,395	93.3
	137,980,469	97.6	176,333,174	97.0	236,930,035	30,375,645	94.3
Revenue recognized over-time
Maintenance and Support Services	2,144,530	1.5	4,577,928	2.5	9,871,754	1,265,610	3.9
IT Professional Services	1,247,359	0.9	919,024	0.5	4,414,860	566,007	1.8
	3,391,889	2.4	5,496,952	3.0	14,286,614	1,831,617	5.7
Total revenues	141,372,358	100	181,830,126	100	251,216,649	32,207,262	100

SCHEDULE OF DEFERRED REVENUE (CONTRACT LIABILITIES)

The details of deferred revenue (contract liabilities) are as follows:

	As of December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$ (Note 2(e))%
Sale of Hardware Products	-	0.0	62,716	0.4	-	-	-
Maintenance and Support Services	151,973	0.8	218,300	1.3	1,464,387	187,742	38.1
IT Professional Services	2,416,233	13.0	373,061	2.1	308,954	39,610	8.1
Contracts with Multiple Promises	16,017,586	86.2	16,747,141	96.2	2,067,607	265,078	53.8
	18,585,792	100	17,401,218	100	3,840,948	492,429	100

SCHEDULE OF UNBILLED RECEIVABLES (CONTRACT ASSETS)

The details of unbilled receivables (contract assets) are as follows:

	As of December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$ (Note 2(e))%
Maintenance and Support Services	1,878,008	95.6	172,413	6.6	175,340	22,479	11.1
IT Professional Services	76,948	3.9	-	-	51,866	6,650	3.3
Contracts with Multiple Promises	9,706	0.5	2,436,760	93.4	1,350,649	173,160	85.6
	1,964,662	100	2,609,173	100	1,577,855	202,289	100

SCHEDULE OF COSTS OF REVENUES IN ABSOLUTE AMOUNTS AND PERCENTAGES OF TOTAL REVENUES

The following table sets forth a breakdown of our costs of revenues, in absolute amounts and percentages of total revenues for the years ended December 31, 2023, 2024 and 2025:

	For the Years Ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$ (Note 2(e))%
Cost of Products:
Contracts with Multiple Promises:
- Sale of Hardware with IT Professional Services	52,158,964	43.0	65,259,321	41.7	59,880,675	7,677,010	27.4
- Sale of Software and IT Application products with IT Professional Services	46,521,405	38.3	66,764,480	42.6	25,453,232	3,263,235	11.6
- Sale of Hardware, Software and IT Application Products with IT Professional Services	4,098,581	3.4	-	-	5,778,437	740,825	2.7
- Sale of Software and IT Application Products with IT Professional Services and Maintenance and Support Services	-	-	-	-	10,552,321	1,352,862	4.8
- Sale of Software and IT Application Products with Maintenance and Support Services	14,996,495	12.3	17,827,166	11.4	106,856,111	13,699,501	48.8
Sale of Hardware Products	719,270	0.6	347,470	0.2	549,444	70,442	0.3
	118,494,715	97.6	150,198,437	95.9	209,070,220	26,803,875	95.6
Cost of Services:
IT Professional Services	2,335,938	1.9	3,312,547	2.1	3,283,943	421,018	1.5
Maintenance and Support Services	632,205	0.5	3,064,807	2.0	6,439,086	825,524	2.9
	2,968,143	2.4	6,377,354	4.1	9,723,029	1,246,542	4.4
Total cost of revenues	121,462,858	100	156,575,791	100	218,793,249	28,050,417	100

SCHEDULE OF SEGMENT’S MEASURE OF PROFIT OR LOSS

The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss.

	For the Years Ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$ (Note 2(e))
Revenues – IT related services	141,372,358	181,830,126	251,216,649	32,207,262
Cost of revenues	(121,462,858)	(156,575,791)	(218,793,249)	(28,050,417)
Gross profit	19,909,500	25,254,335	32,423,400	4,156,845

Operating expenses:
Selling and marketing expenses	(1,024,598)	(2,776,713)	(31,627,720)	(2,444,836)
General and administrative expenses	(4,989,693)	(8,527,081)	(24,332,020)	(3,119,489)
Total operating expenses	(6,014,291)	(11,303,794)	(55,959,740)	(7,174,325)

Operating income / (loss)	13,895,209	13,950,541	(23,536,340)	(3,017,480)

SCHEDULE OF CUSTOMERS BY GEOGRAPHIC AREA

The following table presents revenues from external customers by geographic area for the years ended December 31, 2024, and 2025:

	For the Years Ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$ (Note 2(e))%
Hong Kong	128,519,292	90.9	144,495,457	79.5	225,302,675	28,884,958	89.7
Singapore	10,090,715	7.1	33,751,584	18.5	21,777,817	2,792,028	8.7
Others, including Philippines, Macau, Japan, Malaysia and Indonesia	2,762,351	2.0	3,583,085	2.0	4,136,156	530,276	1.6
	141,372,358	100	181,830,126	100	251,216,649	32,207,262	100